Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Basis of Presentation

Basis of Presentation

These consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”).

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, and its subsidiaries in which it has a controlling financial interest. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation. The Group consolidates the loss of the subsidiaries and subtracts the net loss that is attributable to the non-controlling interest holders in calculating the net income (loss) that is attributable to the Group.

Translation of Foreign Currencies

Translation of Foreign Currencies

The functional currency is the U.S. dollar for the Group’s Cayman Island operations, Singapore dollars for Singapore entity, and the Hong Kong dollar for all other Group operations. The Group’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less, that are not segregated and deposited for regulatory purposes. The Group does not have any cash equivalents as of December 31, 2022 and 2021.

The Group maintains its cash in bank deposit accounts which at times may exceed insured limits. The Group has not experienced any losses in such accounts. The Group only has one bank account with U.S. bank subject to FDIC insurance and its balance was immaterial. Management believes that the Group is not exposed to any significant credit risk on cash and cash equivalents.

Restricted Cash — Bank Balances Held on Behalf of Customers

Restricted Cash — Bank Balances Held on Behalf of Customers

The Group maintains segregated trust accounts with licensed banks or payment platform to hold customer funds in accordance with the relevant legislation. The Group has classified customer funds as bank balances held on behalf of customers with a corresponding payable to customers in the liabilities section of the consolidated balance sheets.

Securities Owned and Derivatives

Securities Owned and Derivatives

The Group’s proprietary trading securities transactions are recorded on the trade date, as if they had settled.

Securities, futures and derivative positions are recorded at fair value in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”).

Receivables

Receivables

Receivables arise from the business of dealing in investment securities, futures and derivatives and include the amounts due on brokerage transactions on a trade-date basis. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days.

Receivables from broker-dealers and clearing organizations as presented in the consolidated balance sheets represent such receivables related to the Group’s customer trading activities, including customers’ cash deposits, receivables arising from unsettled trades in securities, futures and CFD trading service, and receivables arising from the Group’s TRS trading service in an amount generally equal to the market value of A-shares. Receivables from broker-dealers and clearing organizations include such receivables arising from the Group’s proprietary trading activities as well.

Commissions receivable represent commissions due from trading activities and from insurance providers once referrals have been made and the transactions have been executed under the terms of the relevant insurance policy or subscription agreement. As of December 31, 2022 and 2021, commissions receivable amounted to $35,805 and $32,463, respectively, are included in the line item “prepaids, deposits and other” in the consolidated balance sheets.

Crypto Currencies

Crypto Currencies

The following table presents the activities of the crypto currencies for the years ended December 31, 2022 and 2021:

BNB and WBNB
Crypto currencies at January 1, 2022	$-
Additions of crypto currencies(1)	438,042
Realized gain on sale of crypto currencies	-
Impairment of crypto currencies	(293,619)
Sale of crypto currencies	-
Crypto currencies at December 31, 2022(4)	$144,423

Bitcoins
Crypto currencies at January 1, 2021	$-
Additions of crypto currencies(2)	1,708,753
Realized gain on sale of crypto currencies	17,496
Impairment of crypto currencies(3)	-
Sale of crypto currencies	(1,726,249)
Crypto currencies at December 31, 2021(4)	$-

(1)	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of December 31, 2022, the Group recorded an impairment charge of approximately US$294,000.

(2)	Bitcoins obtained from the crypto currency mining activities.

(3)	The Group did not recognize impairment loss on crypto currencies during the year ended December 31, 2021 as the crypto currencies were converted to stable coins shortly after the consideration was received and all stable coins were liquidated before the year end.

(4)	The balance was included in the line item “other assets” in the consolidated balance sheet as of December 31, 2022 and 2021.

Crypto-currency Machines

Crypto Currency Machines

Management has assessed the basis of depreciation of the Group’s crypto currency machines used to verify crypto currency transactions and generate crypto currencies and believes they should be depreciated over a 3-year period. The rate at which the Group generates digital assets and, therefore, consumes the economic benefits of its transaction verification servers are influenced by a number of factors including the following:

●	the complexity of the transaction verification process which is driven by the algorithms contained within the bitcoin open source software;

●	the general availability of appropriate computer processing capacity on a global basis (commonly referred to in the industry as hashing capacity which is measured in Petahash units); and

●	technological obsolescence reflecting rapid development in the transaction verification server industry such that more recently developed hardware is more economically efficient to run in terms of digital assets generated as a function of operating costs, primarily power costs i.e. the speed of hardware evolution in the industry is such that later hardware models generally have faster processing capacity combined with lower operating costs and a lower cost of purchase.

The Group operates in an emerging industry for which limited data is available to make estimates of the useful economic lives of specialized equipment. Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. This assessment takes into consideration the management’s expectations regarding the direction of the industry including potential changes in technology.

To the extent that any of the assumptions underlying management’s estimate of useful life of its transaction verification servers are subject to revision in a future reporting period either as a result of changes in circumstances or through the availability of greater quantities of data then the estimated useful life could change and have a prospective impact on depreciation expense and the carrying amounts of these assets. During the year ended December 31, 2022, the Company fully impaired and disposed of the mining equipment in an amount of approximately $1.7 million, resulting from the stumbled Bitcoin price and the change in the regulatory environment in the PRC.

Prepaids, deposits and other

Prepaids, deposits and other

Prepaids, deposits and other consists of prepaid services, insurance, stock-based compensations, commission receivable and others. Balances of prepaids, deposits and other were $2,534,684 and $8,741,735 as of December 31, 2022 and 2021, respectively.

NFT - Intangible assets

NFT - Intangible assets

Due to the lack of physical substance, the Group considers MetaWords NFTs that the Group created meet the definition of intangible assets and would generally be accounted for under ASC 350 Intangibles — Goodwill and Other. The useful life is indefinite according to ASC 350-30-35-4. The Group understands that there is no clear guidance either authoritative or nonauthoritative on the accounting treatment of NFTs yet. In the cases in which the Group shall account for the initial recognition of NFTs on balance sheet, it considers the following applicable guidance:

ASC 350-30, General Intangibles Other Than Goodwill

ASC 985-20, Software to be sold, leased, or otherwise marketed

By analogy to the guidance above, capitalization of the costs commences on the establishment of technological feasibility (i.e. the completion of a working model) and ceases when the NFTs are made available for release to customers. Indefinite-lived intangible assets are not amortized. Instead, they are tested for impairment annually or upon a triggering event that indicates it is more likely than not that the asset is impaired. The impairment test under ASC 350 is a one-step test that compares the fair value of the intangible asset with its carrying value. If the fair value is less than the carrying value, an impairment is recorded. Once the intangible asset is impaired, the impairment loss is not reversed if the fair value subsequently increases.

As of December 31, 2022, the Group considers the value of the NFTs held on hand is immaterial to the consolidated financial statements taken as a whole. In accordance with the accounting policies mentioned above, the Group initially capitalized the costs of NFTs in intangible assets which primarily included the gas fees, the blockchain transaction fee paid to network validators for their services, in an aggregate of less than $1,000, and subsequently determined to fully impair. Gas fees were paid by BNB tokens and measured at the fair value of the tokens on the date paid. As a result, as of December 31, 2022, the carrying value of NFTs included in intangible assets was zero.

For NFTs held by users, the Group does not provide custody services either directly or indirectly, and neither it has control of these digital assets nor does it have any related liability. They are off-balance sheet in the Group’s financial statements.

Fixed Assets, Net

Fixed Assets, Net

Furniture, equipment and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis using estimated useful lives of three to ten years. Leasehold improvements are amortized over the lesser of the economic useful life of the improvement or the term of the lease.

Equity Investments Without Readily Determinable Fair Values

Equity Investments Without Readily Determinable Fair Values

In accordance with ASC 321 Investment—Equity Securities, for those equity investments without readily determinable fair values, the Group elects to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Pursuant to ASC 321, for those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Other Assets	Other Assets Other assets primarily comprised of long-term portion of the value of January 2021 Call Options issued for service (see Note 14 for detail).
Payables

Payables

Payables arise from the business of dealing in investment securities, futures and derivatives. Payables to customers as presented in the consolidated balance sheets represent such payables related to the Group’s customer trading activities as well as the cash balances held on behalf of customers.

The Group borrows loans from business partners at benchmark interest rate plus a fixed spread, and immediately lent to TRS trading service customers. Net loans borrowed from TRS business partners are included in the line item “payables to broker-dealers and clearing organizations”. As of December 31, 2022 and 2021, the balance of payables to broker-dealers and clearing organizations was primarily comprised of such net loans.

Commissions payable mainly represent amounts owed to referral sources of insurance brokerage business outside of the Group for transactions referred based on the terms of the underlying agreements. As of December 31, 2022 and 2021, commissions payable amounted to $47,359 and $26,801, respectively and are included in the line item “accrued expenses and other payables” in the consolidated balance sheets.

Revenue recognition	Revenue Recognition See Note 3 for details.
Commissions and Fees

Commissions and Fees

Commissions and fees related to securities, derivative and TRS trading transactions are recorded on a trade date basis. Commissions expense on insurance products are recognized on the closing date of a transaction as determined by the terms of the relevant contract and insurance policy.

Convertible Securities, Warrants and Derivative Instruments

Convertible Securities, Warrants and Derivative Instruments

The accounting treatment of warrants and convertible securities issued is determined pursuant to the guidance provided by ASC 470, Debt, ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. Each feature of freestanding financial instruments including, without limitation, any rights relating to subsequent dilutive issuances, equity sales, rights offerings, conversions, optional redemptions and dividends are assessed with determinations made regarding the proper classification in the Company’s consolidated financial statements.

The Company evaluates all of its equity-linked financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity and whether embedded derivative shall be bifurcated from the host instrument and separately accounted for as a derivative, is reassessed at the end of each reporting period. Derivative assets and liabilities are recorded at fair value at inception and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations.

On January 1, 2022, the Company early adopted Accounting Standards Update (“ASU”) ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06)”. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. For public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, the guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company early adopted ASU 2020-06 in the first interim period of 2022 using the modified retrospective method which resulted in a reclassification of the unamortized portion of the beneficial conversion feature from additional paid-in capital to Series B Preferred shares on the consolidated balance sheet.

Earnings (Loss) per Ordinary Share

Earnings (Loss) per Ordinary Share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share”, which requires earnings per share for each class of stock (ordinary shares and participating securities) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of ordinary shares and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between ordinary shareholders and other security holders based on their respective participation rights in undistributed earnings. As the Company’s two classes of ordinary shares have the same dividend rights, earnings (loss) per share for each class of ordinary shares have the same results.

Basic earnings (loss) per ordinary share is computed by dividing net income or loss available to ordinary shareholders by the weighted average number of ordinary shares issued and outstanding for the periods. For the years ended December 31, 2021 and 2020, the December 2020 Convertible Debenture (as discussed in Note 12) which was fully converted into the Company’s Class A ordinary shares, as represented by ADSs in the first half of 2021 and the December 2020 Series A Warrant (as discussed in Note 12) which was exercised into the Company’s Class A ordinary shares, as represented by ADSs in the first half of 2021, have the same dividend rights as the ordinary shares on an as-converted and as-exercised basis, and therefore qualify as participating securities for the period they were outstanding in accordance with ASC 260. The holders of Convertible Debenture and Series A Warrant do not have a contractual obligation to share in the Company’s losses, therefore participating securities are excluded from the calculation of loss per share for the years ended December 31, 2021 and 2020 in which there were losses available to ordinary shareholders.

In accordance with ASC 260-10-45, the 3,867,481 Class B of Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic earnings (loss) per share for all periods presented (on a retroactively adjusted basis). Since June 16, 2021, 50% of 1,933,740 Class B of Indemnity Escrow Shares was included in the computation of basic earnings (loss) per share and the remaining 50% was included starting from June 16, 2022.

For purposes of determining diluted earnings (loss) per ordinary share, basic earnings (loss) per ordinary share is further adjusted to include the effect of potential dilutive ordinary shares outstanding during the period. Potential ordinary shares consist of the incremental ordinary shares upon exercise of warrants using the treasury stock method and upon conversion of convertible debt using the if-converted method.

For the years ended December 31, 2022, 2021 and 2020 (on a retroactively adjusted basis), the following potential dilutive securities denominated in ordinary shares equivalents were excluded for the periods they were outstanding from the computation of diluted earnings (loss) per share because to do so would have been antidilutive. As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.

		Years Ended December 31,
		2022	2021	2020
SPAC Warrants	See Note 20	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 14	729,167	1,500,000	1,500,000
December 2020 Convertible Debenture	See Note 12	—	800,000	800,000
December 2020 Warrants	See Note 12	—	13,700,000	13,700,000
January 2021 Call Options	See Note 14	4,000,000	6,000,000	—
Series A Convertible Preferred Shares	See Note 13	—	2,333,333	—
February 2021 Warrants	See Note 13	38,800,000	26,666,667	—
Series B Convertible Preferred Shares	See Note 13	—	3,615,584	—
December 2021 Warrants	See Note 13	2,285,715	2,285,715	—
August and December 2022 Convertible Debentures	See Note 12	5,200,000	—	—

Subsequently, an aggregate of approximately 4 million Class A ordinary shares were issued resulting from conversion of August 2022 Convertible Debenture.

Non-controlling Interest

Non-controlling Interests

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Income attributable to non-controlling interests’ holders is presented on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) as an allocation of the total income for the periods between non-controlling interests holders and the shareholders of the Group. Under ASC 810-10-15-10(a), Consolidation, all majority-owned subsidiaries (i.e., all companies in which a parent has a controlling financial interest through direct or indirect ownership of a majority voting interest) must be consolidated unless control does not rest with the majority owner. The Group owns 50% of Lion Metaverse Limited (“LML”) and controls the board of directors. Therefore, the Group has a controlling financial interest in LML and LML is consolidated in the consolidated financial statements.

On May 7, 2021, Lion NFT Limited (“LNFT”) was formed by Lion Financial Group Limited (“LFGL”) and three other shareholders in British Virgin Islands. LFGL owned 60% of equity interest of LNFT upon incorporation. During the year ended December 31, 2021, LNFT borrowed a total of $600,000 from its shareholders in the form of shareholder loans. On October 8, 2021, LFGL acquired 30% additional equity interest in LNFT for a total cash consideration of $200,000 from two of the minority shareholders.

Reclassification

Reclassification

Certain prior periods amounts have been reclassified to be comparable to the current period presentation. The reclassification has no effect on previously reported net assets or net income (loss).

Stock-based Compensation

Stock-based Compensation

The Company applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees and nonemployees upon adoption of ASU 2018-07, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The fair value of the Company’s ordinary shares underlying stock-based awards is determined to be based on the closing price of the Company’s shares as reported by Nasdaq on the date of grant. The Company values its stock options or warrants that have service vesting requirements or performance-based awards with or without market conditions using the Binomial Option Pricing Model.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are expensed in the period when incurred. These costs primarily consist of designing, coding, project management, and other IT services related to developing and enhancing the project.

Income Taxes

Income Taxes

The amount of current taxes payable or refundable is recognized as of the date of the consolidated financial statements, utilizing currently enacted tax laws and rates of the relevant authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and tax credits based on applicable tax rates. Deferred tax assets are reduced by a valuation allowance when management determines that it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax expenses or benefits are recognized in the consolidated financial statements for the changes in deferred tax liabilities or assets between years.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group presents any interest or penalties related to an underpayment of income taxes as part of its income tax expense in the consolidated statements of operations.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statement.

The Company may be subject to potential examination by foreign taxing authorities in the area of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with foreign tax laws.

Lease

Leases

On January 1, 2022, the Group adopted FASB ASC Topic 842, “Leases,” (“ASC Topic 842”) which requires that a lessee recognize in the consolidated balance sheet a lease liability and a corresponding right-of-use asset, including for those leases that the Group currently classifies as operating leases. The right-of-use asset and the lease liability was initially measured using the present value of the remaining lease payments. ASC Topic 842 was implemented using a modified retrospective approach which resulted in no cumulative-effect adjustment in the opening balance of retained earnings as of January 1, 2022. As a result, the consolidated balance sheet prior to January 1, 2022 was not restated and continues to be reported under FASB ASC Topic 840, “Leases,” (“ASC Topic 840”), which did not require the recognition of a right-of-use asset or lease liability for operating leases.

The Group reviews all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to the Group the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Group determines that a contract contains a lease, it recognizes, in the consolidated balance sheets, a lease liability and a corresponding right-of-use asset on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Group’s secured incremental borrowing rate. An operating lease right-of-use asset is initially measured at the value of the lease liability minus any lease incentives and initial direct costs incurred plus any prepaid rent.

Each lease liability is measured using the Group’s secured incremental borrowing rate. The Group’s leases have remaining terms of two to three years, and some of which include options to terminate the lease upon notice. The Group considers these options when determining the lease term used to calculate the right-of-use asset and the lease liability when the Group is reasonably certain it will exercise such option.

The Group’s operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. The Company elected to measure the lease liability by combining the lease and non-lease components as a single lease component. As such, the Company includes the fixed payments and any payments that depend on a rate or index that relate to the lease and non-lease components in the measurement of the lease liability. Some of the non-lease components are variable in nature and not based on an index or rate, and as a result, are not included in the measurement of the operating lease right-of-use assets or operating lease liability.

Operating lease expense is recognized on a straight-line basis over the lease term and is included in occupancy expenses in the Group’s consolidated statements of comprehensive income.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For private companies, the ASU on credit losses will take effect for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. All entities may adopt the amendments in this ASU through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In May 2019, FASB issued ASU 2019-05, Financial instrument — Credit Losses (Topic 326), Targeted Transition Relief, which provides an irrevocably fair value option to elect for eligible instruments. In November 2019, FASB issued ASU 2019-11 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which clarified and improved various aspects of ASU 2016-13. In November 2019, FASB issued ASU 2019-10 to amend private companies, not-for-profit organizations, and certain small public companies effective date on its credit losses (CECL) standards to fiscal years beginning after December 15, 2022 and interim periods therein. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be significant impact on its consolidated financial statements from the adoption of the new guidance.